Goodwill and Other Intangible Assets (tables)	3 Months Ended
Mar. 31, 2017
Goodwill and Other Intangible Assets disclosure
Goodwill by segment [Table Text Block]
(in millions)	March 31, 2017	December 31, 2016
Business Insurance	$2,228	$2,227
Bond & Specialty Insurance	550	549
Personal Insurance	780	778
Other	26	26

Total	$3,584	$3,580

Other intangible assets subject to amortization [Table Text Block]

(at March 31, 2017, in millions)	Gross Carrying Amount	Accumulated Amortization	Net
Subject to amortization (1)	$210	$161	$49
Not subject to amortization	217	—	217

Total	$427	$161	$266

(at December 31, 2016, in millions)	Gross Carrying Amount	Accumulated Amortization	Net
Subject to amortization (1)	$210	$159	$51
Not subject to amortization	217	—	217

Total	$427	$159	$268

(1)      Intangible assets subject to amortization are comprised of fair value adjustments on claims and claim adjustment expense reserves, reinsurance recoverables and other contract and customer-related intangibles.  The time value of money and the risk adjustment (cost of capital) components of the intangible asset run off at different rates, and, as such, the amount recognized in income may be a net benefit in some periods and a net expense in other periods.

Other intangible assets not subject to amortization [Table Text Block]

(at March 31, 2017, in millions)	Gross Carrying Amount	Accumulated Amortization	Net
Subject to amortization (1)	$210	$161	$49
Not subject to amortization	217	—	217

Total	$427	$161	$266

(at December 31, 2016, in millions)	Gross Carrying Amount	Accumulated Amortization	Net
Subject to amortization (1)	$210	$159	$51
Not subject to amortization	217	—	217

Total	$427	$159	$268

(1)      Intangible assets subject to amortization are comprised of fair value adjustments on claims and claim adjustment expense reserves, reinsurance recoverables and other contract and customer-related intangibles.  The time value of money and the risk adjustment (cost of capital) components of the intangible asset run off at different rates, and, as such, the amount recognized in income may be a net benefit in some periods and a net expense in other periods.